Quarterly Holdings Report

for

Fidelity® MSCI Communication Services Index ETF

(formerly Fidelity MSCI Telecommunications Services Index ETF)

April 30, 2019

T09-QTLY-0619

1.9584818.105

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 100.0%

	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 15.6%
Alternative Carriers – 3.0%
CenturyLink, Inc.	241,960	$2,763,183
Cogent Communications Holdings, Inc.	22,437	1,239,196
Globalstar, Inc. (a)	289,748	154,870
Iridium Communications, Inc. (a)	48,105	1,320,963
ORBCOMM, Inc. (a)	38,242	276,872
pdvWireless, Inc. (a)	4,418	175,836
Vonage Holdings Corp. (a)	115,777	1,125,353
Zayo Group Holdings, Inc. (a)	102,194	3,197,650

		10,253,923

Integrated Telecommunication Services – 12.6%
AT&T, Inc.	507,579	15,714,646
ATN International, Inc.	5,684	347,008
Cincinnati Bell, Inc. (a)	21,485	191,216
Consolidated Communications Holdings, Inc.	36,123	186,395
Frontier Communications Corp. (a)	53,189	151,589
Verizon Communications, Inc.	479,337	27,413,283

		44,004,137

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		54,258,060

ENTERTAINMENT – 16.9%
Interactive Home Entertainment – 3.9%
Activision Blizzard, Inc.	105,579	5,089,964
Electronic Arts, Inc. (a)	44,012	4,165,736
Glu Mobile, Inc. (a)	58,107	635,690
Rosetta Stone Inc. (a)	10,522	265,365
Take-Two Interactive Software, Inc. (a)	20,896	2,023,360
Zynga, Inc. Class A (a)	229,105	1,296,734

		13,476,849

Movies & Entertainment – 13.0%
AMC Entertainment Holdings, Inc. Class A	24,926	377,878
Cinemark Holdings, Inc.	34,308	1,442,651
IMAX Corp. (a)	30,256	737,641
Liberty Media Corp-Liberty Braves Class A (a)	4,639	131,562
Liberty Media Corp-Liberty Braves Class C (a)	18,134	510,472
Liberty Media Corp-Liberty Formula One Class C (a)	51,913	2,014,744
Lions Gate Entertainment Corp. Class A	27,045	394,587
Lions Gate Entertainment Corp. Class B	53,664	729,830
Live Nation Entertainment, Inc. (a)	35,441	2,315,715
Netflix, Inc. (a)	41,205	15,268,101
The Madison Square Garden Co. Class A (a)	5,481	1,712,484
The Marcus Corp.	9,617	361,792
The Walt Disney Co.	120,449	16,497,899
Viacom, Inc. Class B	66,112	1,911,298
World Wrestling Entertainment, Inc. Class A	12,924	1,083,677

		45,490,331

TOTAL ENTERTAINMENT		58,967,180

	Shares	Value
INTERACTIVE MEDIA & SERVICES – 42.3%
Interactive Media & Services – 42.3%
Alphabet, Inc. Class A (a)	31,945	$38,300,777
Alphabet, Inc. Class C (a)	33,904	40,294,226
ANGI Homeservices, Inc. Class A (a)	32,261	560,696
Care.com, Inc. (a)	12,989	217,566
Cars.com, Inc. (a)	32,077	667,522
Facebook, Inc. Class A (a)	289,750	56,037,650
IAC/InterActiveCorp. (a)	13,389	3,010,383
Liberty TripAdvisor Holdings, Inc. Class A (a)	36,566	538,983
QuinStreet, Inc. (a)	20,112	286,998
TripAdvisor, Inc. (a)	24,067	1,281,086
TrueCar, Inc. (a)	39,791	256,254
Twitter, Inc. (a)	106,293	4,242,154
Yelp, Inc. (a)	25,102	1,005,586
Zillow Group, Inc. Class C (a)	32,089	1,071,773

TOTAL INTERACTIVE MEDIA & SERVICES		147,771,654

MEDIA – 21.7%
Advertising – 2.0%
Clear Channel Outdoor Holding, Inc. Class A (a)	18,037	88,201
comScore, Inc. (a)	22,392	281,020
Emerald Expositions Events, Inc.	9,213	129,443
National CineMedia, Inc.	40,238	280,861
Omnicom Group, Inc.	50,597	4,049,278
TechTarget, Inc. (a)	10,780	179,918
The Interpublic Group of Cos., Inc.	92,808	2,134,584

		7,143,305

Broadcasting – 5.1%
AMC Networks, Inc. Class A (a)	15,060	879,655
CBS Corp. Class B	63,041	3,232,112
Discovery, Inc. Class A (a)	40,436	1,249,472
Discovery, Inc. Class C (a)	62,958	1,810,672
Entercom Communications Corp. Class A	63,185	434,713
Entravision Communications Corp. Class A	32,531	93,364
Fox Corp. Class A (a)	51,665	2,014,418
Fox Corp. Class B (a)	26,384	1,015,784
Gray Television, Inc. (a)	41,736	977,875
Hemisphere Media Group, Inc. (a)	8,396	122,666
Nexstar Media Group, Inc. Class A	13,183	1,543,070
Sinclair Broadcast Group, Inc. Class A	28,856	1,321,316
TEGNA, Inc.	80,882	1,287,641
The E.W. Scripps Co. Class A	24,393	555,916
Tribune Media Co. Class A	24,479	1,130,930

		17,669,604

Cable & Satellite – 12.9%
Altice USA, Inc. Class A	69,325	1,633,297
Cable One, Inc.	2,013	2,134,847
Charter Communications, Inc. Class A (a)	22,697	8,424,900
Comcast Corp. Class A	389,328	16,947,448
DISH Network Corp. Class A (a)	48,560	1,705,427
GCI Liberty, Inc. Class A (a)	23,241	1,385,628

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Common Stocks – continued

	Shares	Value
MEDIA – continued
Cable & Satellite – continued
Liberty Broadband Corp. Class C (a)	21,954	$2,167,079
Liberty Global PLC Class A (a)	46,811	1,264,365
Liberty Global PLC Series C (a)	89,248	2,333,835
Liberty Latin America Ltd. Class A (a)	22,120	462,972
Liberty Latin America Ltd. Class C (a)	47,844	997,069
Liberty Media Corp-Liberty SiriusXM Class A (a)	27,133	1,083,692
Liberty Media Corp-Liberty SiriusXM Class C (a)	36,605	1,470,057
Loral Space & Communications Ltd. (a)	6,560	241,539
MSG Networks, Inc. Class A (a)	36,979	851,626
Sirius XM Holdings, Inc.	349,302	2,029,445
WideOpenWest, Inc. (a)	12,493	99,819

		45,233,045

Publishing – 1.7%
Gannett Co., Inc.	57,348	535,057
John Wiley & Sons, Inc. Class A	17,515	808,843
Meredith Corp.	15,900	938,100
New Media Investment Group, Inc.	27,621	295,268
News Corp. Class A	96,139	1,194,046
Scholastic Corp.	16,044	639,835
The New York Times Co. Class A	39,985	1,325,503
Tribune Publishing Co. (a)	8,071	86,844

		5,823,496

TOTAL MEDIA		75,869,450

WIRELESS TELECOMMUNICATION SERVICES – 3.5%
Wireless Telecommunication Services – 3.5%
Boingo Wireless, Inc. (a)	21,547	489,979

	Shares	Value
Gogo, Inc. (a)	28,648	$150,689
NII Holdings, Inc. (a)	40,663	79,699
Shenandoah Telecommunications Co.	23,945	989,647
Spok Holdings, Inc.	9,797	135,688
Sprint Corp. (a)	414,662	2,313,814
Telephone & Data Systems, Inc.	51,001	1,625,912
T-Mobile US, Inc. (a)	81,254	5,930,729
United States Cellular Corp. (a)	6,719	323,184

TOTAL WIRELESS TELECOMMUNICATION SERVICES		12,039,341

TOTAL COMMON STOCKS (Cost $314,328,160)		348,905,685

Money Market Funds – 0.0%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.31% (b) (Cost $172,586)	172,586	172,586

TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $314,500,746)		349,078,271

NET OTHER ASSETS (LIABILITIES) – (0.0%)		(86,562)

NET ASSETS – 100.0%		$348,991,709

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

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Schedule of Investments (Unaudited) – continued

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

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